Document and Entity Information	Nov. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
Central Index Key	0000878734
Amendment Flag	false
Document Creation Date	Nov. 30, 2015
Document Effective Date	Nov. 30, 2015
Prospectus Date	Nov. 30, 2015
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Participant Shares
Prospectus:
Trading Symbol	DPYXX